Note 15 - Investments	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
15
.

Investments

(US dollars in thousands)	% Owned	2018	2017	2016
Innovative Solar Ventures I, LLC	50%	14,147	-	-
US-NC-31 Sponsor Partner, LLC	14.45%	-	10,529	-
US-NC-47 Sponsor Partner, LLC	10%	-	7,531	-
Total		14,147	18,060	-

In
April 2017,
the Company entered into a
50%
joint venture with an early-stage solar development company, Innovative Solar Systems, LLC, to develop a diversified portfolio of
38
utility-scale solar projects in
9
different states, representing a total electricity generating capacity of approximately
1.8
gigawatts, through an investment entity called Innovative Solar Ventures I, LLC (the “ISS Joint Venture”). This investment is accounted for under the equity method.

Under the terms of the agreement, the Company committed to invest
$14.9
million, which was recorded in full at the outset and offset by a corresponding current obligation payable. The investment balance at
March 31, 2018,
has been reduced by a
$0.7
million commission credit described below.

Under the terms of the ISS Joint Venture agreement the Company committed to invest
$14.9
million for a
50%
equity interest in the portfolio of
38
projects, an amount which included
$0.8
million in potential brokerage commissions that have
not
been required and which have been credited towards the Company’s commitment. In addition, an initial capital contribution of
$0.5
million was made by a top-tier U.S.-based EPC firm, in consideration for a right to provide certain engineering services related to the ISS Joint Venture portfolio projects. The
$14.9
million investment is allocated to each of the
38
projects based on monthly capital contributions determined with reference to completion of specific project development milestones under an approved development budget for the ISS Joint Venture. Of the
$14.9
million commitment, the Company contributed an additional
$12.4
million to the ISS Joint Venture over the course of the year ended
March 31, 2018,
which after giving effect to the payment by the EPC firm and a proportionate amount of the commission credit, left a remaining capital commitment at
March 31, 2018
of
$1.3
million, which is recorded in trade and other payables.

The table below provides summarized financial information for the ISS Joint Venture. The information disclosed reflects the amounts presented in the financial statements of ISS Joint Venture, amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy. The summarized financial information for the ISS Joint Venture does not
represent the Company’s share of those amounts.

(US dollars in thousands)	2018	2017	2016
Current assets	13,617	-	-
Non-current assets	819	-	-
Net assets	24,482	-	-

No
summarized statement of comprehensive income has been presented as there were no
movements in comprehensive income in the year (
2017:
nil
).

Reconciliation to carrying amounts

(US dollars in thousands)	2018	2017	2016
Opening net assets	-	-	-
Initial investment	29,808	-	-
Commission credit	(1,514)	-	-
Net assets	28,294	-	-
VivoPower share in %	50%	-	-
VivoPower share in $ (US dollars in thousands)	14,147	-	-

During the year ended
March 31, 2017,
the Company developed its
first
two
major solar projects, located in North Carolina, United States, known as NC-
31
and NC-
47
(together the “NC Projects”). The Company acquired these projects on
June 14, 2016,
and
August 29, 2016,
respectively. On
July 29, 2016,
and
October 25, 2016
and prior to commencement of construction,
third
-party investors acquired the majority of these projects, with the Company retaining a
14.5%
and
10.0%
non-controlling equity interest in NC-
31
and NC-
47,
respectively (“Residual Interests”). The Company invested a total
$18.1
million in the year ended
March 31, 2017,
and an additional
$3.5
million in the year ended
March 31, 2018,
for a total cost of
$21.6
million related to the Residual Interests. Subsequent to
March 31, 2018,
the Company sold the Residual Interests to the majority investor and accordingly has reclassified the investment to current assets as asset held for sale, as more fully disclosed in note
8.